Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying Amount	$ 61
Maximum Potential Future Payments	11,917
Third Party Borrowing Arrangements [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	8
Securities Lending Indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral Held	3,164
Maximum Potential Future Payments	3,083
Asset Sales [Member]
Guarantor Obligations [Line Items]
Carrying Amount	138
Maximum Potential Future Payments	6,211
Merchant Processing [Member]
Guarantor Obligations [Line Items]
Collateral Held	483
Carrying Amount	48
Maximum Potential Future Payments	91,040
Tender Option Bond Program Guarantee [Member]
Guarantor Obligations [Line Items]
Collateral Held	1,129
Maximum Potential Future Payments	1,114
Minimum Revenue Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	9
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	$ 1,287